Segment Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segment Information
Note 30 – Segment Information
The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:

•	Retail Banking
The segment comprises retail customers, account holders and
non-account
holders, individuals and legal entities, high income clients (Itaú Uniclass and Personnalité) and the companies segment (microenterprises and small companies). It includes financing and credit offers made outside the branch network, in addition to credit cards and payroll loans.

•	Wholesale Banking
It comprises products and services offered to middle-market companies, high net worth clients (Private Banking), and the operation of Latin American units and Itaú BBA, which is the unit responsible for business with large companies and Investment Banking operations.

•	Activities with the Market + Corporation
Basically corresponds to the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also includes the financial margin on market trading, Treasury operating costs, and equity in earnings of companies not included in either of the other segments.

a)	Basis of Presentation
Segment information is based on the reports used by senior management to assess performance and to make decisions about allocation of funds for investment and other purposes.
These reports use a variety of information for management purposes, including financial and non-financial
information supported by bases different from information prepared according to accounting practices adopted in Brazil. The main indicators used for monitoring business performance are Recurring Income, and Return on Economic Capital allocated to each business segment.
Information by segment has been prepared in accordance with accounting practices adopted in Brazil and is adjusted by the items below:
Allocated capital:
The statements for each segment consider capital allocation based on a proprietary model and consequent impacts on results arising from this allocation. This model includes the following components: Credit risk, operating risk, market risk and insurance underwriting risk.
Income tax rate:
We take the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Banking, Wholesale Banking and Activities with the Market + Corporation. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Trading + Institutional column.

•	Reclassification and application of managerial criteria
The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring
events and the managerial reclassifications in income.
The main reclassifications between the accounting and managerial results are:
Operating revenues:
Considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders’ equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic capital allocated.

Tax effects of hedging:
The tax effects of hedging of investments abroad were adjusted – they were originally recorded as tax expenses (PIS and COFINS) and Income Tax and Social Contribution on Net Income – and are now reclassified to financial margin.
Insurance:
The main reclassifications of revenues refer to the financial margins obtained from technical provisions for insurance, pension plans and capitalization, in addition to revenue from management of pension plan funds.
Other reclassifications:
Other Income, Share of Income of Associates and joint ventures,
Non-
Operating Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the ITAÚ UNIBANCO HOLDING manages its business, to provide a clearer understanding of our performance.
The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Significant adjustments are as follows:

•	Requirements for impairment testing of financial assets are based on the expected loan losses model;

•
Adjustment to fair value due to reclassifications of financial assets to categories of measurement at amortized cost, at fair value through profit and loss or at fair value through other comprehensive income, as a result of the concept of business models of IFRS 9;

•	Financial assets modified and not written-off, with their balances recalculated in accordance with the requirements of IFRS 9;

•
Effective interest rate of financial assets and liabilities measured at amortized cost, appropriating revenues and costs directly attributable to their acquisition, issue or disposal over the transaction term, whereas in the standards adopted in Brazil, recognition of expenses and revenues from fees occurs at the time these transactions are contracted;

•	Goodwill generated in a business combination is not amortized, whereas in the standards adopted in Brazil, it is amortized.

b) Consolidated Statement of Managerial Result
ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2019

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	79,227	30,650	9,913	119,790	(2,711)	117,079
Interest margin (1)	46,764	18,778	9,088	74,630	(5,280)	69,350
Revenues from banking services	25,411	11,306	590	37,307	1,725	39,032
Income from insurance and private pension operations before claim and selling expenses	7,052	566	235	7,853	(3,300)	4,553
Other revenues	0	0	0	0	4,144	4,144
Cost of Credit	(16,072)	(2,082)	0	(18,154)	882	(17,272)
Claims	(1,206)	(59)	0	(1,265)	(30)	(1,295)
Operating margin	61,949	28,509	9,913	100,371	(1,859)	98,512
Other operating income / (expenses)	(41,430)	(15,403)	(986)	(57,819)	(9,450)	(67,269)
Non-interest expenses (2)	(36,346)	(13,940)	(365)	(50,651)	(10,361)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(1,463)	(621)	(7,168)	(404)	(7,572)
Share of profit or (loss) in associates and joint ventures	0	0	0	0	1,315	1,315
Net income before income tax and social contribution	20,519	13,106	8,927	42,552	(11,309)	31,243
Income tax and social contribution	(7,095)	(3,856)	(2,545)	(13,496)	10,066	(3,430)
Non-controlling interest in subsidiaries	(198)	(444)	(51)	(693)	(7)	(700)
Net income	13,226	8,806	6,331	28,363	(1,250)	27,113

Total assets (*) – 12/31/2019	1,056,275	682,271	147,901	1,738,713	(101,232)	1,637,481

Total liabilities – 12/31/2019	1,013,186	625,614	104,799	1,595,865	(107,849)	1,488,016

(*) Includes:
Investments in associates and joint ventures	1,911	0	13,666	15,577	(480)	15,097
Fixed assets, net	5,252	1,160	0	6,412	754	7,166
Goodwill and Intangible assets, net	6,681	7,645	0	14,326	5,393	19,719

(1)
Includes interest and similar income, expenses and dividend of R$ 64,325, net gains (loss) on investment securities and derivatives of R$ 4,098 and results from foreign exchange operations and exchange variation of transactions abroad of R$ 927.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (4,630).
(3)
The IFRS consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2018

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,182	29,389	10,246	111,817	(7,617)	104,200
Interest margin (1)	40,243	18,930	9,912	69,085	(8,380)	60,705
Revenues from banking services	25,131	9,810	138	35,079	1,730	36,809
Income from insurance and private pension operations before claim and selling expenses	6,808	649	196	7,653	(3,692)	3,961
Other revenues	—	—	—	—	2,725	2,725
Cost of Credit	(12,526)	(1,540)	—	(14,066)	5,112	(8,954)
Claims	(1,160)	(68)	—	(1,228)	—	(1,228)
Operating margin	58,496	27,781	10,246	96,523	(2,505)	94,018
Other operating income / (expenses)	(40,002)	(15,217)	(1,070)	(56,289)	(7,121)	(63,410)
Non-interest expenses (2)	(35,296)	(13,817)	(331)	(49,444)	(8,094)	(57,538)
Tax expenses for ISS, PIS and COFINS and Other	(4,706)	(1,400)	(739)	(6,845)	226	(6,619)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	747	747
Net income before income tax and social contribution	18,494	12,564	9,176	40,234	(9,626)	30,608
Income tax and social contribution	(6,939)	(3,829)	(2,964)	(13,732)	8,763	(4,969)
Non-controlling interest in subsidiaries	(184)	(550)	(35)	(769)	37	(732)
Net income	11,371	8,185	6,177	25,733	(826)	24,907

Total assets (*) – 12/31/2018	1,042,145	655,393	142,853	1,649,613	(96,816)	1,552,797

Total liabilities – 12/31/2018	1,005,194	597,528	93,546	1,505,490	(103,159)	1,402,331

(*) Includes:
Investments in associates and joint ventures	1,220	—	11,438	12,658	(639)	12,019
Fixed assets, net	5,526	879	—	6,405	897	7,302
Goodwill and Intangible assets, net	6,845	8,178	—	15,023	4,306	19,329

(1)
Includes interest and similar income,expenses and dividend of R$ 62,565, net gains (loss) on investment securities and derivatives of R$ (4,834) and results from foreign exchange operations and exchange variation of transactions abroad of R$ 2,974.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,332).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2017

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	69,921	28,748	10,623	109,292	2,231	111,523
Interest margin (1)	38,570	19,426	10,515	68,511	2,731	71,242
Revenues from banking services	24,096	8,876	42	33,014	1,434	34,448
Income from insurance and private pension operations before claim and selling expenses	7,255	446	66	7,767	(3,068)	4,699
Other revenues	—	—	—	—	1,134	1,134
Cost of Credit	(12,166)	(5,829)	(6)	(18,001)	(1,773)	(19,774)
Claims	(1,222)	(53)	—	(1,275)	83	(1,192)
Operating margin	56,533	22,866	10,617	90,016	541	90,557
Other operating income / (expenses)	(37,601)	(14,523)	(1,647)	(53,771)	(6,204)	(59,975)
Non-interest expenses (2)	(33,186)	(13,265)	(831)	(47,282)	(6,212)	(53,494)
Tax expenses for ISS, PIS and COFINS and Other	(4,415)	(1,258)	(816)	(6,489)	(542)	(7,031)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	550	550
Net income before income tax and social contribution	18,932	8,343	8,970	36,245	(5,663)	30,582
Income tax and social contribution	(7,107)	(2,412)	(1,775)	(11,294)	3,937	(7,357)
Non-controlling interest in subsidiaries	(166)	117	(23)	(72)	40	(32)
Net income	11,659	6,048	7,172	24,879	(1,686)	23,193

Total assets (*) – 12/31/2017	970,137	604,384	119,309	1,503,503	(67,264)	1,436,239

Total liabilities – 12/31/2017	934,835	548,185	71,873	1,364,566	(72,683)	1,291,883

(*) Includes:
Investments in associates and joint ventures	1,168	—	3,986	5,154	(99)	5,055
Fixed assets, net	5,105	1,290	—	6,395	964	7,359
Goodwill and Intangible assets, net	8,739	7,694	—	16,433	2,950	19,383

(1)
Includes net interest and similar income and expenses of R$ 67,311, net gain (loss) on investment securities and derivatives of R$ 4,181 and foreign exchange results and exchange variation on transactions of abroad R$ (250).

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,034).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

c) Result of
Non-Current
Assets and Main Services and Products by Geographic
Region

	12/31/2019			12/31/2018
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	16,123	10,762	26,885	15,435	11,196	26,631

	01/01 to 12/31/2019			01/01 to 12/31/2018			01/01 to 12/31/2017
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	117,541	27,767	145,308	108,362	22,955	131,317	131,689	17,883	149,572
Income from insurance and private pension operations before claim and selling expenses	4,423	130	4,553	3,812	149	3,961	4,551	148	4,699
Revenues from banking services	35,283	3,749	39,032	33,211	3,598	36,809	31,296	3,152	34,448

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions abroad.
(2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.